Operating expense (Tables)	3 Months Ended
Mar. 31, 2023
Analysis of income and expense [abstract]
Disclosure Of Detailed Information About Expenses By Nature Explanatory
The following table provides the unaudited condensed consolidated interim statement of operations classification of the Company's total operating expense:

(in KUSD)	Three months ended March 31,
	2023	2022
Cost of product sales	590	529

R&D
External costs (1)	21,654	29,168
Employee expenses (2)	17,826	19,784
R&D expense	39,480	48,952

S&M
External costs (3)	7,360	8,911
Employee expenses (2)	7,991	9,459
S&M expense	15,351	18,370

G&A
External costs (1)	4,538	7,639
Employee expenses (2)	10,605	11,372
G&A expense	15,143	19,011
Total operating expense	70,564	86,862
(1) Includes depreciation expense
(2) Includes share-based compensation expense
(3) Includes depreciation expense for Property, plant and equipment for the three months ended March 31, 2023 and 2022.